                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                   WILMINGTON MULTI-MANAGER REAL ASSET FUND*

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

     SUPPLEMENT DATED MAY 18, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005
                        (AS SUPPLEMENTED MARCH 17, 2006)

The information in this Supplement contains new and additional information beyond that in the Prospectus dated November 1, 2005 (as Supplemented on March 17, 2006) of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund of WT Mutual Fund (the "Trust") (the "Prospectus") and should be read in conjunction with the Prospectus.

CHANGES TO THE INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES OF THE WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND AND NEW SUB-ADVISER

               At a special meeting of shareholders of the Wilmington Multi-Manager Real Estate Securities Fund (the "Fund") held May 16, 2006, shareholders of the Fund approved (i) a change in the name of the Fund to the "Wilmington Multi-Manager Real Asset Fund;" (ii) a change in the investment objective of the Fund; and (iii) a new investment sub-advisory agreement (the "Standish Mellon Agreement") among the Trust, on behalf of the Fund, Rodney Square Management Corporation ("RSMC"), and Standish Mellon Asset Management Company LLC ("Standish Mellon"). Under the Standish Mellon Agreement, Standish Mellon will be entitled to receive up to 0.08% of annual average net assets allocated to them by RSMC. As currently is the case, total management fees of the Fund will not exceed 0.90% of the Fund's annual average net assets regardless of the allocation of the Fund's assets among Standish Mellon, AEW Management and Advisors, L.P. ("AEW") and Real Estate Management Services Group, LLC ("REMS").

               In connection with these changes, the Board of Trustees of the Trust (the "Board") also approved certain changes to the Fund's non-fundamental investment policies, strategies and risks. As disclosed in the proxy statement, RSMC recommended that the Fund change from a real estate securities fund to a broader "diversified real assets" or "DRA" fund. This DRA strategy includes investment in inflation-linked bonds and commodity/natural resource-related securities in addition to real estate securities. It is anticipated that the Fund's assets will be allocated among real estate-related securities (20%-60%), inflation-linked securities (25%-75%) and commodity/natural resource-related securities (0%-35%). These changes to the Fund's investment policies and strategies are not fundamental and may be changed by the Board without shareholder approval upon sixty days prior written notice to shareholders. Notice regarding these changes in the Fund's non-fundamental investment policy was communicated to shareholders in a supplement to the Prospectus dated March 17, 2006.

               Accordingly, the following changes to the Prospectus have been made:

     - All references to "Wilmington Multi-Manager Real Estate Securities Fund" or the "Real Estate Fund" are deleted and replaced with "Wilmington Multi-Manager Real Asset Fund" and the "Real Asset Fund," respectively.

                                      * * *

----------
*    Formerly, the Wilmington Multi-Manager Real Estate Securities Fund.

     - The sentence following the third bullet point on page 3 of the Prospectus under "Investment Objectives" is deleted in its entirety and replaced with the following:

               "The investment objective of WILMINGTON MULTI-MANAGER REAL ASSET FUND is to achieve long-term preservation of capital with current income."

                                      * * *

     - The text following the bullet point on page 3 of the Prospectus under "Investment Focus" is deleted in its entirety and replaced with the following:

               "Equity or equity-related securities; Wilmington Multi-Manager Real Asset Fund's focus includes equity, debt and commodity/natural resource-related securities."

                                      * * *

     - The text following the first bullet point on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

               Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), under normal market conditions invests at least 80% of its net assets in "Real Return" assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity and natural resource-related securities.

                                      * * *

     - In the second bullet point on page 4 of the Prospectus, the text "Real Estate Fund: AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC" is deleted in its entirety and replaced with the following:

               Real Asset Fund: AEW Management and Advisors, L.P., Real Estate
                                Management Services Group, LLC and Standish
                                Mellon Asset Management Company LLC.

                                      * * *

     - The text following the fifth bullet point on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

               Because the Real Asset Fund invests in companies related to the real estate and commodity industries, the value of the Real Asset Fund's shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

                                      * * *

     - On page 14 of the Prospectus, the following language is inserted after the first sentence of the first paragraph:

               On May 16, 2006, shareholders of the Fund approved a change to the Fund's investment objective whereby the Fund seeks to achieve long-term preservation of capital with current income by allocating its assets among "real return" assets consisting of
               (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. Prior to that date the Fund sought to achieve long-term growth of capital and high current income through investing in real estate-related securities.

                                      * * *

     - On page 15 of the Prospectus, the chart under the heading "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                             International
INSTITUTIONAL SHARES        Large-Cap Fund   Mid-Cap Fund   Small-Cap Fund        Fund       Real Asset Fund
--------------------        --------------   ------------   --------------   -------------   ---------------
Management fees              0.74%            0.77%           0.93%             0.92%(4)       0.48%(5)
Distribution (12b-1) fees    None             None            None              None           None
Other expenses(1)            0.37%            0.55%           0.46%             0.31%          0.45%
TOTAL ANNUAL FUND
   OPERATING EXPENSES        1.11%            1.32%           1.39%             1.23%          0.93%
Waivers/Reimbursements      (0.11)%(2, 3)    (0.17)%(2, 3)   (0.14)%(2, 3)                    (0.01)%(3, 5)
NET EXPENSES                 1.00%(2, 3)      1.15%(2, 3)     1.25%(2, 3)                      0.92%(3, 5)

----------
(1) "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a "fund-of-funds" structure (Large-Cap, Mid-Cap and Small-Cap Funds) or from a master-feeder structure (International and Real Asset Funds) to a stand-alone investment structure that invests directly in portfolio securities.

(2) For Institutional Shares, RSMC has contractually agreed to reimburse each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund for other expenses to the extent such other expenses exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

(3) The sub-administrator and accounting agent has a contractual obligation through November 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

(4) "Management fees" for the International Fund have been adjusted to reflect the expected increase due to the addition of two new sub-advisers, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc., effective January 20, 2006.

(5) "Management fees" for the Real Asset Fund have been adjusted to reflect the addition of a new sub-adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") and the reallocation of the Fund's assets among the Real Asset Fund's sub-advisers pursuant to its new investment objective and strategies, effective May 16, 2006. "Management fees" reflect the advisory fee payable to the Adviser and Sub-Advisers, AEW Management and Advisors, L.P. ("AEW"), Real Estate Management Services Group, LLC ("REMS") and Standish Mellon. AEW, REMS, and Standish Mellon, have each contractually agreed to waive a portion of their fee through July 1, 2006, July 1, 2006 and May 16, 2007, respectively, based upon the account values of similarly managed accounts that they each manage on behalf of the Adviser and its affiliates. For the year ended June 30, 2005, the waivers by AEW and REMS equaled 0.13% of the Real Asset Fund's average daily net assets. "Management fees" for the Real Asset Fund reflect the assumption that the Fund's assets are allocated in the following amounts: 30% to real estate-related securities, 50% to Treasury Indexed Protected Securities and 20% to commodity/natural resource-related securities. The projected aggregate management fee for the fiscal year ended June 30, 2006 is 0.66%, based upon the Fund's allocations as a "real estate fund" for the first eleven months of the fiscal year and its reallocation to a "real asset fund" for the last month of the fiscal year.

                                      * * *

     - On page 16 of the Prospectus, the chart under the heading "Example" is deleted in its entirety and replaced with the following:

INSTITUTIONAL SHARES   1 Year   3 Years   5 Years   10 Years
--------------------   ------   -------   -------   --------
Large-Cap Fund          $102      $318      $578     $1,320
Mid-Cap Fund            $117      $365      $672     $1,543
Small-Cap Fund          $127      $397      $718     $1,630
International Fund      $125      $390      $676     $1,489
Real Asset Fund         $ 94      $295      $514     $1,142

                                      * * *

     - On page 16 of the Prospectus, the second sentence of the second paragraph under the heading "Investment Objectives" is deleted in its entirety and replaced with the following:

               The Real Asset Fund seeks long-term preservation of capital with current income.

                                      * * *

     - On page 18 of the Prospectus, the third and fourth paragraphs are deleted in their entirety and replaced with the following:

               The REAL ASSET FUND invests at least 80% of its assets in "Real Return" assets which consist of the following asset classes (i) inflation-protected debt securities including Treasury Inflation Protected Securities or "TIPS;" (ii) real estate-related securities including securities of real estate companies and real estate investment trusts, and (iii) commodity/natural resource-related securities.

               In managing the Fund, the investment adviser determines the Fund's strategic asset allocation among Real Return assets. The following table illustrates the range of the Fund's allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Inflation-Protected       Real Estate           Commodity/Natural
  Debt Securities     Related Securities   Resource-Related Securities
-------------------   ------------------   ---------------------------
      25%-75%               20%-60%                   0%-35%

               Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Fund will primarily invest in TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. To a limited extent, the Fund may invest in foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

               Real Estate-Related Securities. The Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or
               (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

               The Fund will invest in real estate companies, such as equity real estate investment trusts ("REITs") that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

               The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

               Commodity/Natural Resource-Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodity markets without investing directly in physical commodities, the Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, exchange traded funds ("ETFs") and other investment companies.

               The Fund may also invest in "commodity-linked derivative instruments." As a fundamental policy, no more than 15% of the Fund's total assets may be committed or exposed to derivative instruments. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

               The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets.

               The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

               Other Investment Policies. The Fund may invest up to 25% of its assets in foreign securities. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. As a fundamental policy, no more than 15% of the Fund's total assets may be committed or exposed to derivative instruments. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

                                      * * *

     - On page 19 of the Prospectus, the parenthetical phrase in the second sentence of the second paragraph is deleted in its entirety and replaced with the following:

               (and with respect to the Real Asset Fund, the real estate and commodity markets)

                                      * * *

     - On page 26 of the Prospectus, the following language is inserted after the third paragraph:

               Standish Mellon Asset Management Company LLC ("Standish Mellon")

               Standish Mellon manages the portion of the Fund's assets allocated to TIPS. Standish Mellon's investment strategy is to identify cyclical economic trends and position the portfolio to take advantage of the real interest rate environment. Since these trends change slowly, the investment process will generate only a limited amount of portfolio turnover. Total return, scenario and breakeven analysis are utilized in creating a portfolio consistent with Standish Mellon's macro-economic outlook and to identify relative value opportunities along the yield curve. The sub-adviser attempts to determine the optimal yield curve position for the Fund's TIPS investments and to identify relative value opportunities along the real yield curve. Research for the Fund is conducted through the use of proprietary models, relative value tools and fundamental and quantitative research. Standish Mellon's experienced research team attempts to find investment opportunities through the use of this quantitative analysis, in-depth fundamental research and technology.

                                      * * *

     - On page 27 of the Prospectus, the following language is inserted after the first bullet point and its accompanying text:

               COMMODITY RISK. The Real Asset Fund's investments in commodity/natural resource-related securities and commodity-linked derivative instruments, may subject the Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

                                      * * *

     - On page 43 of the Prospectus, the following language is inserted after the third paragraph:

               Standish Mellon Asset Management Company LLC. Standish Mellon is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, Massachusetts 02108. Mellon Financial Corporation, located at One Boston Place, Boston, MA 02109, wholly owns Standish Mellon. As of February 28, 2006, Standish Mellon had assets under management of approximately $143.8 billion. Standish Mellon was formed on July 31, 2001.

               With respect to the portion of the Fund's assets allocated to Standish Mellon, Robert M. Bayston, CFA is expected to serve as the lead Portfolio Manager. In addition Aimee M. Figueiredo and Nate D. Pearson are expected to serve as Research Analysts.

               ROBERT M. BAYSTON, CFA, is a Portfolio Manager for Standish Mellon's TIPS strategy and a Derivatives Trader. His trading responsibilities include the analysis and execution of derivative strategies across fixed income sectors including Treasuries, agencies, interest rate swaps, mortgages and corporate bonds. Using derivatives as hedging tools, Mr. Bayston is responsible for evaluating multi-sector option strategies and their application to portfolios. He joined the company in 1991 and has an M.S. from Boston College and a B.S. from the University of Virginia.

               AIMEE M. FIGUEIREDO is a Liquid Product Trader. She joined the company in 2002. She has a B.A. from Elmira College. She is currently a candidate in the CFA program.

               NATE D. PEARSON is a Trader, responsible for liquid products. He joined the company in 2005 from Darling Consulting Group, where he was responsible for interest rate risk analysis and balance sheet management for client banks. Nate has an M.S.F. from Boston College and a B.S. from the University of New Hampshire. He is a candidate in the CFA program.

                                      * * *

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

                    WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                     WILMINGTON MULTI-MANAGER MID-CAP FUND
                    WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                   WILMINGTON MULTI-MANAGER REAL ASSET FUND*

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

     SUPPLEMENT DATED MAY 18, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005, AS AMENDED BY SUPPLEMENTS DATED DECEMBER 15, 2005, JANUARY 20, 2006 AND
                                 MARCH 17, 2006

The information in this Supplement contains new and additional information beyond that in the Prospectus dated November 1, 2005, as amended by supplements dated December 15, 2005, January 20, 2006 and March 17, 2006 of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund of WT Mutual Fund (the "Trust") (the "Prospectus") and should be read in conjunction with the Prospectus.

CHANGES TO THE INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES OF THE WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND AND NEW SUB-ADVISER

          At a special meeting of shareholders of the Wilmington Multi-Manager Real Estate Securities Fund (the "Fund") held May 16, 2006, shareholders of the Fund approved (i) a change in the name of the Fund to the "Wilmington Multi-Manager Real Asset Fund;" (ii) a change in the investment objective of the Fund; and (iii) a new investment sub-advisory agreement (the "Standish Mellon Agreement") among the Trust, on behalf of the Fund, Rodney Square Management Corporation ("RSMC"), and Standish Mellon Asset Management Company LLC ("Standish Mellon"). Under the Standish Mellon Agreement, Standish Mellon will be entitled to receive up to 0.08% of annual average net assets allocated to them by RSMC. As currently is the case, total management fees of the Fund will not exceed 0.90% of the Fund's annual average net assets regardless of the allocation of the Fund's assets among Standish Mellon, AEW Management and Advisors, L.P. ("AEW") and Real Estate Management Services Group, LLC ("REMS").

          In connection with these changes, the Board of Trustees of the Trust (the "Board") also approved certain changes to the Fund's non-fundamental investment policies, strategies and risks. As disclosed in the proxy statement, RSMC recommended that the Fund change from a real estate securities fund to a broader "diversified real assets" or "DRA" fund. This DRA strategy includes investment in inflation-linked bonds and commodity/natural resource-related securities in addition to real estate securities. It is anticipated that the Fund's assets will be allocated among real estate-related securities (20%-60%), inflation-linked securities (25%-75%) and commodity/natural resource-related securities (0%-35%). These changes to the Fund's investment policies and strategies are not fundamental and may be changed by the Board without shareholder approval upon sixty days prior written notice to shareholders. Notice regarding these changes in the Fund's non-fundamental investment policy was communicated to shareholders in a supplement to the Prospectus dated March 17, 2006.

          Accordingly, the following changes to the Prospectus have been made:

     - All references to "Wilmington Multi-Manager Real Estate Securities Fund" or the "Real Estate Fund" are deleted and replaced with "Wilmington Multi-Manager Real Asset Fund" and the "Real Asset Fund," respectively.

                                      * * *

----------
*    Formerly, the Wilmington Multi-Manager Real Estate Securities Fund.

     - On page 3 of the Prospectus, the third sentence under "Investment Objectives" is deleted in its entirety and replaced with the following:

               "The investment objective of WILMINGTON MULTI-MANAGER REAL ASSET FUND is to achieve long-term preservation of capital with current income."

                                      * * *

     - On page 3 of the Prospectus, the text "Equity or equity-related securities" following "Investment Focus" is deleted in its entirety and replaced with the following:

               "Equity or equity-related securities; Wilmington Multi-Manager Real Asset Fund's focus includes equity, debt and commodity/natural resource-related securities."

                                      * * *

     - On pages 3 and 4 of the Prospectus, the fifth and sixth sentences under "Principal Investment Strategies" are deleted in their entirety and replaced with the following:

               "Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), under normal market conditions invests at least 80% of its net assets in "Real Return" assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity and natural resource-related securities."

                                      * * *

     - On page 4 of the Prospectus, the text "Real Estate Fund: AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC" is deleted in its entirety and replaced with the following:

               "Real Asset Fund: AEW Management and Advisors, L.P., Real Estate
                                 Management Services Group, LLC and Standish
                                 Mellon Asset Management Company LLC"

                                      * * *

     - The text following the fourth bullet point on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

               Because the Real Asset Fund invests in companies related to the real estate and commodity industries, the value of the Real Asset Fund's shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

                                      * * *

     - On page 14 of the Prospectus, the following language is inserted after the second sentence of the first paragraph:

               On May 16, 2006, shareholders of the Fund approved a change to the Fund's investment objective whereby the Fund seeks to achieve long-term preservation of capital with current income by allocating its assets among "real return" assets consisting of
               (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. Prior to that date the Fund sought to achieve long-term growth of capital and high current income through investing in real estate-related securities.

                                      * * *

     - On page 16 of the Prospectus, the chart under the heading "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            Large-Cap      Mid-Cap      Small-Cap     International   Real Asset
INVESTOR SHARES                Fund         Fund           Fund            Fund          Fund
---------------             ---------     --------      ---------     -------------   ----------
Management fees              0.74%         0.77%         0.93%           0.92%(4)      0.48%(5)
Distribution (12b-1) fees    0.25%         0.25%         0.25%           0.25%         0.25%
Other expenses(1)            0.47%         0.65%         0.56%           0.41%         0.55%
TOTAL ANNUAL FUND
   OPERATING EXPENSES        1.46%         1.67%         1.74%           1.58%         1.28%
Waivers/Reimbursements      (0.11)%(2,3)  (0.17)%(2,3)  (0.14)%(2,3)                  (0.01)%(3,5)
NET EXPENSES                 1.35%(2,3)    1.50%(2,3)    1.60%(2,3)                    1.27%(3,5)

----------
(1) "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a "fund-of-funds" structure (Large-Cap, Mid-Cap and Small-Cap Funds) or from a master-feeder structure (International and Real Asset Funds) to a stand-alone investment structure that invests directly in portfolio securities.

(2) The investment adviser has agreed to waive a portion of its advisory fee or reimburse each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund for expenses to the extent total annual operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

(3) The sub-administrator and accounting agent has a contractual obligation through November 2008 to waive certain flat rate fees associated a Fund with average daily net assets below $75 million.

(4) "Management fees" for the International Fund have been adjusted to reflect the expected increase due to the addition of two new sub-advisers, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc., effective January 20, 2006.

(5) "Management fees" for the Real Asset Fund have been adjusted to reflect the addition of a new sub-adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") and the reallocation of the Fund's assets among the Real Asset Fund's sub-advisers pursuant to its new investment objective and strategies, effective May 16, 2006. "Management fees" reflect the advisory fee payable to the Adviser and Sub-Advisers, AEW Management and Advisors, L.P. ("AEW"), Real Estate Management Services Group, LLC ("REMS") and Standish Mellon. AEW, REMS, and Standish Mellon, have each contractually agreed to waive a portion of their fee through July 1, 2006, July 1, 2006 and May 16, 2007, respectively, based upon the account values of similarly managed accounts that they each manage on behalf of the Adviser and its affiliates. For the year ended June 30, 2005, the waivers by AEW and REMS equaled 0.13% of the Real Asset Fund's average daily net assets. "Management fees" for the Real Asset Fund reflect the assumption that the Fund's assets are allocated in the following amounts: 30% to real estate-related securities, 50% to Treasury Indexed Protected Securities and 20% to commodity/natural resource-related securities. The projected aggregate management fee for the fiscal year ended June 30, 2006 is 0.66%, based upon the Fund's allocations as a "real estate fund" for the first eleven months of the fiscal year and its reallocation to a "real asset fund" for the last month of the fiscal year.

                                      * * *

     - On page 17 of the Prospectus, the chart under the heading "Example" is deleted in its entirety and replaced with the following:

INVESTOR SHARES      1 Year   3 Years   5 Years   10 Years
---------------      ------   -------   -------   --------
Large-Cap Fund        $483      $763     $1,088    $2,006
Mid-Cap Fund          $497      $807     $1,177    $2,213
Small-Cap Fund        $507      $837     $1,221    $2,294
International Fund    $505      $831     $1,180    $2,163
Real Asset Fund       $475      $741     $1,027    $1,840

                                      * * *

     - On page 18 of the Prospectus, the second sentence of the second paragraph under the heading "Investment Objectives" is deleted in its entirety and replaced with the following:

               The Real Asset Fund seeks long-term preservation of capital with current income.

                                      * * *

     - On page 20 of the Prospectus, the first and second full paragraphs are deleted in their entirety and replaced with the following:

               The REAL ASSET FUND invests at least 80% of its assets in "Real Return" assets which consist of the following asset classes (i) inflation-protected debt securities including Treasury Inflation Protected Securities or "TIPS;" (ii) real estate-related securities including securities of real estate companies and real estate investment trusts, and (iii) commodity/natural resource-related securities.

               In managing the Fund, the investment adviser determines the Fund's strategic asset allocation among Real Return assets. The following table illustrates the range of the Fund's allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Inflation-Protected       Real Estate           Commodity/Natural
Debt Securities       Related Securities   Resource-Related Securities
-------------------   ------------------   ---------------------------
25%-75%                     20%-60%                   0%-35%

               Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Fund will primarily invest in TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. To a limited extent, the Fund may invest in foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

               Real Estate-Related Securities. The Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or
               (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

               The Fund will invest in real estate companies, such as equity real estate investment trusts ("REITs") that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

               The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

               Commodity/Natural Resource-Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodity markets without investing directly in physical commodities, the Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, exchange traded funds ("ETFs") and other investment companies.

               The Fund may also invest in "commodity-linked derivative instruments." As a fundamental policy, no more than 15% of the Fund's total assets may be committed or exposed to derivative instruments. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

               The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets.

               The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

               Other Investment Policies. The Fund may invest up to 25% of its assets in foreign securities. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. As a fundamental policy, no more than 15% of the Fund's total assets may be committed or exposed to derivative instruments. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

                                      * * *

     - On page 20 of the Prospectus, the parenthetical phrase in the second sentence of the fourth full paragraph is deleted in its entirety and replaced with the following:

               (and with respect to the Real Asset Fund, the real estate and commodity markets)

                                      * * *

     - On page 28 of the Prospectus, the following language is inserted after the last paragraph:

               Standish Mellon Asset Management Company LLC ("Standish Mellon")

               Standish Mellon manages the portion of the Fund's assets allocated to TIPS. Standish Mellon's investment strategy is to identify cyclical economic trends and position the portfolio to take advantage of the real interest rate environment. Since these trends change slowly, the investment process will generate only a limited amount of portfolio turnover. Total return, scenario and breakeven analysis are utilized in creating a portfolio consistent with Standish Mellon's macro-economic outlook and to identify relative value opportunities along the yield curve. The sub-adviser attempts to determine the optimal yield curve position for the Fund's TIPS investments and to identify relative value opportunities along the real yield curve. Research for the Fund is conducted through the use of proprietary models, relative value tools and fundamental and quantitative research. Standish Mellon's experienced research team attempts to find investment opportunities through the use of this quantitative analysis, in-depth fundamental research and technology.

                                      * * *

     - On page 29 of the Prospectus, the following language is inserted after the first bullet point and its accompanying text:

               COMMODITY RISK. The Real Asset Fund's investments in commodity/natural resource-related securities and commodity-linked derivative instruments, may subject the Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

                                      * * *

     - On page 40 of the Prospectus, the following language is inserted after the last paragraph:

               STANDISH MELLON ASSET MANAGEMENT COMPANY LLC. Standish Mellon is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, Massachusetts 02108. Mellon Financial Corporation, located at One Boston Place, Boston, MA 02109, wholly owns Standish Mellon. As of February 28, 2006, Standish Mellon had assets under management of approximately $143.8 billion. Standish Mellon was formed on July 31, 2001.

               With respect to the portion of the Fund's assets allocated to Standish Mellon, Robert M. Bayston, CFA is expected to serve as the lead Portfolio Manager. In addition Aimee M. Figueiredo and Nate D. Pearson are expected to serve as Research Analysts.

               ROBERT M. BAYSTON, CFA, is a Portfolio Manager for Standish Mellon's TIPS strategy and a Derivatives Trader. His trading responsibilities include the analysis and execution of derivative strategies across fixed income sectors including Treasuries, agencies, interest rate swaps, mortgages and corporate bonds. Using derivatives as hedging tools, Mr. Bayston is responsible for evaluating multi-sector option strategies and their application to portfolios. He joined the company in 1991 and has an M.S. from Boston College and a B.S. from the University of Virginia.

               AIMEE M. FIGUEIREDO is a Liquid Product Trader. She joined the company in 2002. She has a B.A. from Elmira College. She is currently a candidate in the CFA program.

               NATE D. PEARSON is a Trader, responsible for liquid products. He joined the company in 2005 from Darling Consulting Group, where he was responsible for interest rate risk analysis and balance sheet management for client banks. Nate has an M.S.F. from Boston College and a B.S. from the University of New Hampshire. He is a candidate in the CFA program.

                                      * * *

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.